Interest Expense, net (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2022
Legal settlements receivable percentage		50.00%
Maruho Co, Ltd. [Member] | Cutanea Acquisition Agreement [Member]
Contract asset		$ 1.7
Startup cost financing		$ 7.3
Debt instrument stated percentage		6.00%
Debt maturity date		Dec. 31, 2023
Maruho Co, Ltd. [Member] | Share Purchase Agreement [Member]
Contract asset	$ 1.7
Startup cost financing	$ 7.3
Debt instrument stated percentage	6.00%
Debt maturity date	Dec. 31, 2023
Biofrontera AG [Member]
Legal settlements receivable percentage			50.00%
Biofrontera AG [Member] | Related Party [Member]
Due from related party			$ 6.1